Eaton Vance

High Yield Municipal Income Fund

April 30, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 95.4%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.0%(1)
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 12/31/23(2)	$567	$141,796

		$141,796

Education — 3.7%
Arizona Industrial Development Authority, (Doral Academy of Nevada), 5.00%, 7/15/39(3)	$1,270	$1,192,327
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/50(3)	925	706,164
California Educational Facilities Authority, (Art Center College of Design), 5.00%, 12/1/44	3,000	3,131,490
California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/34	1,225	1,318,100
California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/36	1,250	1,333,337
California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/38	1,500	1,589,475
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.), 5.375%, 6/15/38(3)	545	528,105
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.), 5.375%, 6/15/48(3)	1,020	948,182
District of Columbia, (District of Columbia International School), 5.00%, 7/1/39	710	698,889
District of Columbia, (District of Columbia International School), 5.00%, 7/1/49	700	663,936
District of Columbia, (KIPP DC), 4.00%, 7/1/39	280	259,126
District of Columbia, (KIPP DC), 4.00%, 7/1/44	270	240,332
District of Columbia, (KIPP DC), 4.00%, 7/1/49	385	335,793
District of Columbia, (Rocketship DC Obligated Group), 5.00%, 6/1/49(3)	2,100	1,857,156
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 5.00%, 7/1/33	200	210,942
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 5.00%, 7/1/34	240	252,523
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 5.00%, 7/1/41	400	414,164
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 5.00%, 6/1/48(3)	750	589,575
Forest Grove, OR, (Pacific University), 5.00%, 5/1/40	1,070	1,098,954
Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/46	4,000	4,220,840
Michigan State University, 5.00%, 2/15/44	1,000	1,189,950
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/35	1,000	1,150,180
Public Finance Authority, WI, (North Carolina Leadership Academy), 4.00%, 6/15/29(3)	165	157,572
Public Finance Authority, WI, (North Carolina Leadership Academy), 5.00%, 6/15/39(3)	205	189,309
Public Finance Authority, WI, (North Carolina Leadership Academy), 5.00%, 6/15/49(3)	260	229,585
Public Finance Authority, WI, (Roseman University of Health Sciences), 5.00%, 4/1/40(3)	550	511,918
Public Finance Authority, WI, (Roseman University of Health Sciences), 5.00%, 4/1/50(3)	1,010	896,991
Public Finance Authority, WI, (Roseman University of Health Sciences), 5.50%, 4/1/32	170	170,638
Public Finance Authority, WI, (Roseman University of Health Sciences), 5.75%, 4/1/42	420	421,575

Security	Principal Amount (000’s omitted)	Value
Romeoville, IL, (Lewis University), 5.00%, 10/1/27	$1,000	$1,054,130
Romeoville, IL, (Lewis University), 5.00%, 10/1/29	1,000	1,046,590
Romeoville, IL, (Lewis University), 5.00%, 10/1/30	1,000	1,041,190
Romeoville, IL, (Lewis University), 5.00%, 10/1/35	2,000	2,040,780
University of California, 5.00%, 5/15/38(4)	10,000	10,946,700
Wisconsin Health and Educational Facilities Authority, (Hmong American Peace Academy, Ltd.), 4.00%, 3/15/40	750	752,603
Wisconsin Health and Educational Facilities Authority, (Hmong American Peace Academy, Ltd.), 5.00%, 3/15/50	1,170	1,276,411

		$44,665,532

Electric Utilities — 3.2%
Arkansas River Power Authority, CO, 5.00%, 10/1/31	$1,500	$1,602,435
Arkansas River Power Authority, CO, 5.00%, 10/1/32	1,500	1,591,785
Arkansas River Power Authority, CO, 5.00%, 10/1/38	9,325	9,673,289
Arkansas River Power Authority, CO, 5.00%, 10/1/43	2,250	2,292,323
Burke County Development Authority, GA, (Oglethorpe Power Corp.), 4.125%, 11/1/45	15,890	16,054,620
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), (AMT), 4.00%, 3/1/37	7,500	7,686,600

		$38,901,052

Escrowed/Prerefunded — 3.9%
Dawson Ridge Metropolitan District No. 1, CO, Escrowed to Maturity, 0.00%, 10/1/22	$3,500	$3,426,780
Hawaii Department of Budget and Finance, (Hawaii Pacific Health Obligated Group), Prerefunded to 7/1/20, 5.50%, 7/1/40	6,555	6,605,146
Johnson City Health and Educational Facilities Board, TN, (Mountain States Health Alliance), Prerefunded to 7/1/20, 6.00%, 7/1/38	3,335	3,362,714
Martin County Health Facilities Authority, FL, (Martin Memorial Medical Center), Prerefunded to 11/15/24, 4.25%, 11/15/41	3,940	4,487,029
Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 6.75%, 1/1/36	800	831,776
Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 6.75%, 1/1/36	1,205	1,252,863
Oregon Facilities Authority, (Lewis & Clark College), Prerefunded to 10/1/21, 5.625%, 10/1/36	1,325	1,416,862
Palm Beach County Health Facilities Authority, FL, (BRRH Corp. Obligated Group), Prerefunded to 12/1/24, 5.00%, 12/1/31	6,250	7,365,187
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	150	153,915
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	195	200,089
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.45%, 12/1/35	1,125	1,155,004
Southwestern Illinois Development Authority, (Memorial Group, Inc.), Prerefunded to 11/1/23, 7.25%, 11/1/33	1,455	1,764,042
Washington, Prerefunded to 2/1/21, 5.25%, 2/1/36(4)	10,000	10,342,000
Will County Community Unit School District No. 365-U, IL, (Valley View), Prerefunded to 11/1/21, 5.75%, 11/1/32	3,855	4,148,173

		$46,511,580

General Obligations — 4.9%
California, 4.00%, 3/1/40	$5,000	$5,628,450
Centennial Independent School District No. 12, Circle Pines, MN, 0.00%, 2/1/31	1,225	882,490
Centennial Independent School District No. 12, Circle Pines, MN, 0.00%, 2/1/33	1,500	978,420
Chicago Board of Education, IL, 5.00%, 12/1/21	790	799,196
Chicago Board of Education, IL, 5.00%, 12/1/26	1,595	1,622,801
Chicago Board of Education, IL, 5.00%, 12/1/42	1,820	1,706,759

Security	Principal Amount (000’s omitted)	Value
Chicago Board of Education, IL, 5.00%, 12/1/46	$55	$50,641
Chicago, IL, 5.00%, 1/1/40	2,000	1,915,160
Detroit, MI, 5.00%, 4/1/30	1,400	1,422,372
Detroit, MI, 5.00%, 4/1/31	865	874,316
Illinois, 4.00%, 6/1/33	8,000	7,167,440
Illinois, 5.00%, 11/1/30	7,200	6,915,888
Illinois, 5.00%, 5/1/33	9,480	9,001,829
Illinois, 5.00%, 5/1/35	3,500	3,288,810
Illinois, 5.00%, 12/1/42	8,125	7,504,331
Illinois, 5.25%, 7/1/30	2,800	2,703,624
Sherwood School District No. 88J, OR, 0.00%, 6/15/37	3,630	1,962,995
Will and Cook Counties Community High School District No. 210, IL, 0.00%, 1/1/27	60	45,938
Will and Cook Counties Community High School District No. 210, IL, 3.375%, 1/1/33	450	433,435
Will and Cook Counties Community High School District No. 210, IL, 5.00%, 1/1/28	3,500	3,700,025

		$58,604,920

Hospital — 12.0%
Arkansas Development Finance Authority, (Washington Regional Medical Center), 5.00%, 2/1/33	$2,200	$2,372,854
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/35	250	266,358
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/40	550	580,008
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/44	500	520,395
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/37	1,000	1,049,800
California Statewide Communities Development Authority, (Methodist Hospital of Southern California), 5.00%, 1/1/48	2,400	2,573,496
Camden County Improvement Authority, NJ, (Cooper Health System), 5.00%, 2/15/29	1,000	1,074,710
Camden County Improvement Authority, NJ, (Cooper Health System), 5.00%, 2/15/32	2,000	2,119,620
Chattanooga Health, Educational and Housing Facility Board, TN, (CommonSpirit Health), 4.00%, 8/1/44	1,655	1,611,573
Crawford County Hospital Authority, PA, (Meadville Medical Center), 6.00%, 6/1/46	3,175	3,518,694
Cuyahoga County, OH, (The MetroHealth System), 5.00%, 2/15/31	1,500	1,590,570
Cuyahoga County, OH, (The MetroHealth System), 5.00%, 2/15/32	1,500	1,577,055
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.00%, 9/1/34	1,625	1,715,675
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.25%, 9/1/29	1,675	1,819,804
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.25%, 9/1/44	8,880	9,246,566
Doylestown Hospital Authority, PA, (Doylestown Health), 4.00%, 7/1/45	315	301,798
Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 4.00%, 8/15/50	2,595	2,513,361
Hamilton County, OH, (UC Health), 4.00%, 9/15/50	4,000	3,948,040
Illinois Finance Authority, (Presence Health Network), 3.75%, 2/15/34	2,965	3,088,492
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 5.50%, 6/1/29	710	760,169
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 6.00%, 6/1/39	3,805	4,031,321
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 5.00%, 11/1/37	4,385	4,825,999
Massachusetts Development Finance Agency, (Atrius Health), 5.00%, 6/1/39	925	1,030,043
Massachusetts Development Finance Agency, (Wellforce), 5.00%, 7/1/44	4,000	4,308,080
Minneapolis and St. Paul Housing and Redevelopment Authority, MN, (Allina Health System), (LOC: JPMorgan Chase Bank, N.A.), 0.16%, 11/15/35(5)	9,975	9,975,000
Montgomery County Higher Education and Health Authority, PA, (Holy Redeemer Health System), 5.00%, 10/1/40	1,120	1,181,578
Muskingum County, OH, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/33	2,775	2,831,527

Security	Principal Amount (000’s omitted)	Value
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/39	$110	$118,408
New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 4.00%, 7/1/48	6,265	5,957,013
New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 5.00%, 7/1/41	1,750	1,839,950
New York Dormitory Authority, (Montefiore Obligated Group), 4.00%, 9/1/50	10,000	9,390,200
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/32(3)	1,000	1,106,780
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/33(3)	2,000	2,205,540
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/34(3)	3,900	4,299,750
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/35(3)	1,000	1,095,150
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/40(3)	2,300	2,428,961
Oklahoma Development Finance Authority, (OU Medicine), 5.00%, 8/15/38	1,025	1,051,701
Oklahoma Development Finance Authority, (OU Medicine), 5.25%, 8/15/43	14,865	15,459,600
Oroville, CA, (Oroville Hospital), 5.25%, 4/1/39	2,500	2,664,375
Palm Beach County Health Facilities Authority, FL, (Baptist Health South Florida Obligated Group), 3.00%, 8/15/44	3,170	2,915,132
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/35	3,100	3,122,413
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.75%, 12/1/32	4,050	4,272,912
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 5.25%, 12/1/39(4)	7,000	7,619,430
Ward County, ND, (Trinity Obligated Group), 5.00%, 6/1/38	2,500	2,538,275
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	2,580	2,740,012
Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.25%, 8/1/33	2,500	2,673,075

		$143,931,263

Housing — 1.2%
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), 5.00%, 7/1/34	$750	$773,685
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), 5.00%, 7/1/39	1,250	1,276,300
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Galveston I, LLC - Texas A&M University), 5.00%, 4/1/34	3,885	3,816,274
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Galveston I, LLC - Texas A&M University), 5.00%, 4/1/39	3,500	3,318,875
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/30	800	836,952
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/35	1,000	1,028,380
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(6)	860	860,000
Texas Student Housing Corp., (University of North Texas), 11.00%, 7/1/31(6)	2,000	2,000,000

		$13,910,466

Industrial Development Revenue — 9.2%
Arkansas Development Finance Authority, (Big River Steel LLC), (AMT), 4.50%, 9/1/49(3)	$4,000	$3,510,040
Clayton County Development Authority, GA, (Delta Air Lines, Inc.), 8.75%, 6/1/29	1,180	1,186,820
Denver City and County, CO, (United Airlines), (AMT), 5.00%, 10/1/32	1,890	1,866,035

Security	Principal Amount (000’s omitted)	Value
Essex County Improvement Authority, NJ, (Covanta), (AMT), 5.25%, 7/1/45(3)	$7,175	$7,190,929
Florida Development Finance Corp., (Waste Pro USA, Inc.), (AMT), 5.00%, 5/1/29(3)	795	804,818
Florida Development Finance Corp., (Waste Pro USA, Inc.), (AMT), 5.00% to 8/1/22 (Put Date), 8/1/29(3)	2,250	2,259,765
Louisiana Public Facilities Authority, (Cleco Power LLC), 4.25%, 12/1/38	7,550	7,742,298
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(3)	1,880	1,954,655
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	6,500	6,626,035
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 3.50%, 7/1/24(3)	1,575	1,574,008
Matagorda County Navigation District No. 1, TX, (AEP Texas Central Co.), Series 2008-1, 4.00%, 6/1/30	1,000	1,022,410
Mississippi Business Finance Corp., (Waste Pro USA, Inc.), (AMT), 5.00% to 8/1/22 (Put Date), 2/1/36(3)	1,500	1,506,510
National Finance Authority, NH, (Covanta), 4.625%, 11/1/42(3)	6,335	5,624,593
National Finance Authority, NH, (Covanta), (AMT), 4.875%, 11/1/42(3)	6,965	6,407,104
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 2.95%, 4/1/29(3)	480	416,549
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.25%, 9/15/29	8,285	8,218,057
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.50%, 6/1/33	4,375	4,322,631
New Jersey Economic Development Authority, (Continental Airlines), Series 2000B, (AMT), 5.625%, 11/15/30	2,045	2,050,399
New Jersey Economic Development Authority, (Middlesex Water Co.), (AMT), 4.00%, 8/1/59	1,520	1,616,444
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 2.20% to 12/3/29 (Put Date), 10/1/39	5,100	5,006,670
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.125% to 6/1/26 (Put Date), 12/1/44(3)	5,500	5,074,135
Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 4.25%, 1/15/38(3)	1,000	978,430
Phenix City Industrial Development Board, AL, (MeadWestvaco Coated Board), (AMT), 4.125%, 5/15/35	13,570	13,956,474
Public Finance Authority, WI, (Celanese Corp.), (AMT), 4.30%, 11/1/30	5,000	4,571,300
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(3)	6,290	5,967,763
Selma Industrial Development Board, AL, (International Paper Co.), 5.80%, 5/1/34	4,230	4,236,472
Tuscaloosa County Industrial Development Authority, AL, (Hunt Refining Co.), 4.50%, 5/1/32(3)	1,440	1,358,251
Tuscaloosa County Industrial Development Authority, AL, (Hunt Refining Co.), 5.25%, 5/1/44(3)	1,280	1,273,075
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(3)	475	472,649
Virginia Small Business Financing Authority, (Covanta), (AMT), 5.00% to 7/1/38 (Put Date), 1/1/48(3)	1,440	1,364,198

		$110,159,517

Insured-General Obligations — 1.5%
Atlantic City, NJ, (AGM), 4.00%, 3/1/42	$480	$511,925
Atlantic City, NJ, (BAM), 5.00%, 3/1/42	1,250	1,426,588
Chicago Board of Education, IL, (AGM), 5.00%, 12/1/26	500	589,710
Irvington Township, NJ, (AGM), 5.00%, 7/15/32	1,000	1,130,160

Security	Principal Amount (000’s omitted)	Value
McHenry County Community Unit School District No. 12, IL, (Johnsburg), (AGM), 5.00%, 1/1/31	$3,175	$3,541,998
McHenry County Community Unit School District No. 12, IL, (Johnsburg), (AGM), 5.00%, 1/1/32	1,215	1,354,069
McHenry County Community Unit School District No. 12, IL, (Johnsburg), (AGM), 5.00%, 1/1/33	1,405	1,563,695
McHenry County Community Unit School District No. 12, IL, (Johnsburg), (AGM), 5.00%, 7/1/34	2,810	3,123,174
Proviso Township High School District No. 209, IL, (AGM), 4.00%, 12/1/38	5,000	5,352,750

		$18,594,069

Insured-Other Revenue — 2.1%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$12,700	$7,221,728
Harris County-Houston Sports Authority, TX, (NPFG), 0.00%, 11/15/26	9,395	7,584,396
Harris County-Houston Sports Authority, TX, (NPFG), 0.00%, 11/15/28	9,600	7,124,160
Harris County-Houston Sports Authority, TX, (NPFG), Escrowed to Maturity, 0.00%, 11/15/26	1,115	1,019,890
Harris County-Houston Sports Authority, TX, (NPFG), Escrowed to Maturity, 0.00%, 11/15/28	400	352,124
New York City Industrial Development Agency, NY, (Yankee Stadium), (AGC), 0.00%, 3/1/34	3,500	2,267,055

		$25,569,353

Insured-Special Tax Revenue — 2.4%
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/25	$750	$611,483
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/26	2,380	1,847,594
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, 10/1/39	14,500	20,528,955
Tolomato Community Development District, FL, (AGM), 3.75%, 5/1/39	2,515	2,710,365
Tolomato Community Development District, FL, (AGM), 3.75%, 5/1/40	3,005	3,232,689

		$28,931,086

Insured-Transportation — 4.0%
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	$1,500	$1,595,220
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/33	650	689,884
Chicago, IL, (O’Hare International Airport), (AGM), 5.50%, 1/1/43	1,355	1,432,493
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/33	15,000	7,131,300
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/34	20,000	8,985,400
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	6,665	3,074,031
Foothill/Eastern Transportation Corridor Agency, CA, (AGM), 5.625%, (0.00% until 1/15/24), 1/15/32	1,955	2,157,010
New York Thruway Authority, (AGM), 3.00%, 1/1/46	1,720	1,602,868
North Texas Tollway Authority, (AGC), 6.20%, 1/1/42	10,000	11,590,800
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/27	1,150	1,329,435
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/28	1,600	1,845,392
Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/30	9,440	7,031,950

		$48,465,783

Insured-Water and Sewer — 0.7%
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/27	$2,155	$1,660,664
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/28	3,965	2,853,016
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/29	3,035	2,034,209
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/30	2,580	1,609,585

		$8,157,474

Security	Principal Amount (000’s omitted)	Value
Lease Revenue/Certificates of Participation — 2.4%
Charleston Educational Excellence Financing Corp., SC, (Charleston County School District), 5.00%, 12/1/29(4)	$10,875	$12,133,781
Hudson Yards Infrastructure Corp., NY, 4.00%, 2/15/44	4,295	4,551,412
Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	945	976,024
Hudson Yards Infrastructure Corp., NY, Prerefunded to 2/15/21, 5.75%, 2/15/47	1,535	1,595,955
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/43	1,530	1,518,495
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/44	8,290	8,186,955

		$28,962,622

Nursing Home — 0.0%(1)
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$570	$571,339

		$571,339

Other Revenue — 2.9%
Austin Convention Enterprises, Inc., TX, (Convention Center Hotel), 5.00%, 1/1/31	$500	$475,955
Austin Convention Enterprises, Inc., TX, (Convention Center Hotel), 5.00%, 1/1/32	500	470,865
Austin Convention Enterprises, Inc., TX, (Convention Center Hotel), 5.00%, 1/1/33	600	558,732
Austin Convention Enterprises, Inc., TX, (Convention Center Hotel), 5.00%, 1/1/34	500	461,285
Build NYC Resource Corp., NY, (YMCA of Greater New York), 4.00%, 8/1/31	650	696,729
Build NYC Resource Corp., NY, (YMCA of Greater New York), 4.00%, 8/1/36	875	920,675
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(6)	6,250	1,125,000
Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation), 5.25%, 12/1/38	430	400,528
Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation), 5.50%, 12/1/43	285	265,432
Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation), 5.50%, 12/1/53	1,490	1,347,213
Kalispel Tribe of Indians, WA, Series A, 5.25%, 1/1/38(3)	1,260	1,294,272
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(3)	2,040	1,754,380
New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/37(4)	10,000	11,050,900
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	5,105	6,230,499
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	1,860	1,935,125
White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(3)	5,210	5,119,763
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 4.00%, 6/1/30	700	751,156

		$34,858,509

Senior Living/Life Care — 11.1%
Albemarle County Economic Development Authority, VA, (Westminster-Canterbury of the Blue Ridge), 5.00%, 1/1/42	$1,350	$1,197,896
Atlantic Beach, FL, (Fleet Landing), 5.00%, 11/15/37	7,945	7,772,435
Atlantic Beach, FL, (Fleet Landing), 5.00%, 11/15/38	1,000	971,740
Centerville, OH, (Graceworks Lutheran Services), 5.25%, 11/1/37	3,250	3,134,690
Centerville, OH, (Graceworks Lutheran Services), 5.25%, 11/1/47	3,190	2,925,772
Clackamas County Hospital Facility Authority, OR, (Mary’s Woods at Marylhurst), 5.00%, 5/15/48	425	410,091
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 5.00%, 1/1/38	1,210	1,134,315
Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/33	5,000	5,066,050

Security	Principal Amount (000’s omitted)	Value
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.25%, 5/15/37	$750	$708,045
Connecticut Health and Educational Facilities Authority, (Church Home of Hartford, Inc.), 5.00%, 9/1/46(3)	1,000	888,910
District of Columbia, (Ingleside at Rock Creek), 3.875%, 7/1/24	1,690	1,593,247
District of Columbia, (Ingleside at Rock Creek), 5.00%, 7/1/32	600	558,492
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/38	1,000	895,050
Hanover County Economic Development Authority, VA, (Covenant Woods), 5.00%, 7/1/38	125	116,241
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 5.75%, 1/1/28	415	428,990
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 6.375%, 1/1/33	655	683,728
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.125%, 11/15/32	525	561,503
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.25%, 11/15/37	480	511,368
Howard County, MD, (Vantage House), 5.00%, 4/1/36	1,725	1,569,422
Illinois Finance Authority, (Plymouth Place, Inc.), 5.00%, 5/15/37	1,000	913,130
Indiana Finance Authority, (Marquette), 5.00%, 3/1/39	1,000	992,700
Iowa Finance Authority, (Lifespace Communities, Inc.), 4.125%, 5/15/38	1,500	1,278,225
Iowa Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/43	3,250	3,043,202
Iowa Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/55	2,095	1,899,955
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.25%, 1/1/37	2,500	2,600,475
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/33(3)	1,550	1,413,088
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/38(3)	1,010	879,791
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/37(3)	1,000	981,720
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/47(3)	1,280	1,189,875
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/57(3)	2,410	2,184,376
Massachusetts Development Finance Agency, (Orchard Cove, Inc.), 5.00%, 10/1/39	370	374,854
Mesquite Health Facilities Development Corp., TX, (Christian Care Centers), 5.00%, 2/15/36	400	308,340
Mesquite Health Facilities Development Corp., TX, (Christian Care Centers), 5.125%, 2/15/30	25	21,259
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/40	1,300	1,251,835
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.25%, 1/1/48	9,045	7,818,408
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.125%, 10/1/34	2,500	2,426,775
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.40%, 10/1/44	1,770	1,718,528
National Finance Authority, NH, (The Vista), 5.25%, 7/1/39(3)	585	485,901
National Finance Authority, NH, (The Vista), 5.625%, 7/1/46(3)	555	463,370
National Finance Authority, NH, (The Vista), 5.75%, 7/1/54(3)	1,745	1,455,155
New Hampshire Health and Education Facilities Authority, (Kendal at Hanover), 5.00%, 10/1/40	565	571,119
New Hampshire Health and Education Facilities Authority, (Kendal at Hanover), 5.00%, 10/1/46	1,000	1,002,520
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/37	6,320	5,740,140

Security	Principal Amount (000’s omitted)	Value
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/29	$1,285	$1,254,494
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge), 4.00%, 1/1/25	1,600	1,568,608
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge), 4.375%, 1/1/39	1,250	1,120,813
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge), 5.00%, 1/1/49	2,500	2,334,175
North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/37	1,675	1,810,675
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/53	2,485	2,265,127
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/34	75	77,820
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/39	1,190	1,228,270
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.50%, 6/1/49	6,855	7,084,094
Public Finance Authority, WI, (Church Home of Hartford, Inc.), 5.00%, 9/1/30(3)	770	765,041
St.Louis County Industrial Development Authority, MO, (Friendship Village of St. Louis), 5.00%, 9/1/38	1,250	1,112,075
Savannah Economic Development Authority, GA, (Marshes Skidaway Island Project), 7.00%, 1/1/34	3,000	3,085,020
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/30	1,945	1,915,086
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 10.00%, 3/15/23(3)	1,325	1,523,472
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/34	2,130	2,154,239
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/44	5,410	5,342,159
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.00%, 12/1/32	450	450,842
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.25%, 12/1/42	1,380	1,347,335
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 6.125%, 10/1/52(3)	2,850	2,669,680
Tompkins County Development Corp., NY, (Kendal at Ithaca, Inc.), 4.25%, 7/1/32	1,270	1,226,591
Tompkins County Development Corp., NY, (Kendal at Ithaca, Inc.), 4.50%, 7/1/42	1,270	1,206,665
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/39	1,975	2,068,358
Warren County, OH, (Otterbein Homes Obligated Group), 5.50%, 7/1/39	500	527,180
Washington Housing Finance Commission, (Bayview Manor Homes), 5.00%, 7/1/36(3)	1,500	1,378,080
Washington Housing Finance Commission, (Bayview Manor Homes), 5.00%, 7/1/46(3)	1,250	1,071,300
Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/43(3)	4,000	4,027,000
Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/48(3)	4,815	4,824,678
Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/44(3)	1,385	1,198,510
Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/49(3)	695	587,067
Wayzata, MN, (Folkestone Senior Living Community), 4.00%, 8/1/38	175	154,207
Wayzata, MN, (Folkestone Senior Living Community), 4.00%, 8/1/39	125	108,958
Wayzata, MN, (Folkestone Senior Living Community), 4.00%, 8/1/44	815	690,012
Westchester County Local Development Corp., NY, (Kendal on Hudson), 5.00%, 1/1/34	2,630	2,546,366

		$132,866,723

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 4.8%
Aliso Viejo Community Facilities District No. 2005-01, CA, (Glenwood at Aliso Viejo), 5.00%, 9/1/38	$7,000	$7,792,750
Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	4,557	4,029,345
Irvine Community Facilities District No. 2013-3, CA, (Great Park), 5.00%, 9/1/39	2,000	2,129,840
Jurupa Public Financing Authority, CA, 5.00%, 9/1/33	600	675,654
Lakewood Ranch Stewardship District, FL, (Villages of Lakewood Ranch South), 5.00%, 5/1/36	4,515	4,630,584
Metropolitan Development and Housing Agency, TN, (Fifth + Broadway Development Project), 5.125%, 6/1/36(3)	900	882,108
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.50%, 10/1/29	4,460	4,566,237
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(6)	1,005	10
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	1,190	1,144,840
New York City Transitional Finance Authority, NY, Future Tax Revenue, (SPA: JPMorgan Chase Bank, N.A.), 0.16%, 11/1/36(5)	6,500	6,500,000
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/37(4)	10,000	11,335,200
Reno, NV, Sales Tax Revenue, 4.00%, 6/1/43	1,250	1,221,637
River Hall Community Development District, FL, (Capital Improvements), 5.45%, 5/1/36	2,415	2,426,230
South Orange County Public Financing Authority, CA, (Ladera Ranch), 5.00%, 8/15/31	1,500	1,588,965
South Orange County Public Financing Authority, CA, (Ladera Ranch), 5.00%, 8/15/33	1,000	1,056,370
South Orange County Public Financing Authority, CA, (Ladera Ranch), 5.00%, 8/15/34	450	474,728
South Village Community Development District, FL, 3.50%, 5/1/32	805	815,690
South Village Community Development District, FL, 3.625%, 5/1/35	500	505,080
South Village Community Development District, FL, 3.75%, 5/1/38	1,020	1,028,966
South Village Community Development District, FL, 4.875%, 5/1/35	500	505,745
South Village Community Development District, FL, 5.00%, 5/1/38	100	101,628
Southern Hills Plantation I Community Development District, FL, Series A1, 5.80%, 5/1/35	1,088	878,254
Southern Hills Plantation I Community Development District, FL, Series A2, 5.80%, 5/1/35	795	592,076
Winter Garden Village at Fowler Groves Community Development District, FL, 4.125%, 5/1/37	3,405	3,215,716

		$58,097,653

Student Loan — 0.6%
New Jersey Higher Education Student Assistance Authority, (AMT), 4.00%, 12/1/30	$4,330	$4,551,999
New Jersey Higher Education Student Assistance Authority, (AMT), 4.75%, 12/1/43	2,765	2,867,167

		$7,419,166

Transportation — 21.6%
Austin, TX, Airport System Revenue, (AMT), 5.00%, 11/15/41	$2,000	$2,175,120
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/36	1,740	1,849,098
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/37	760	804,734
Central Texas Regional Mobility Authority, 5.00%, 1/1/35	1,100	1,175,328
Central Texas Regional Mobility Authority, Prerefunded to 1/1/21, 5.75%, 1/1/31	565	583,628
Central Texas Regional Mobility Authority, Series 2016, 5.00%, 1/1/40	2,375	2,533,745
Chesapeake Bay Bridge and Tunnel Commission, VA, 5.00%, 7/1/46	4,000	4,227,840
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/35	2,500	2,749,450
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/38	5,000	5,456,450
Chicago, IL, (O’Hare International Airport), (AMT), 4.375%, 1/1/40	2,500	2,572,025
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/25	2,555	2,726,670

Security	Principal Amount (000’s omitted)	Value
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/26	$2,170	$2,311,180
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 7/1/33	500	543,985
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 7/1/38	1,500	1,598,940
Colorado High Performance Transportation Enterprise, (U.S. 36 and I-25 Managed Lanes), (AMT), 5.75%, 1/1/44	2,500	2,532,550
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.25%, 11/1/29	7,000	7,648,340
Eagle County Air Terminal Corp., CO, (AMT), 5.00%, 5/1/37	1,000	1,067,190
Eagle County Air Terminal Corp., CO, (AMT), 5.00%, 5/1/41	4,940	5,225,532
Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	3,025	3,089,432
Illinois Toll Highway Authority, 4.00%, 1/1/44(4)	13,050	13,687,884
Illinois Toll Highway Authority, 5.00%, 1/1/40(4)	15,000	16,742,400
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), 0.00%, 7/1/28	2,690	1,697,551
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), 0.00%, 7/1/29	1,135	713,552
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), 0.00%, 7/1/30	500	291,960
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), 0.00%, 7/1/31	1,150	622,288
Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/35	450	447,111
Memphis-Shelby County Airport Authority, TN, (AMT), 5.00%, 7/1/43	7,500	8,333,325
Metropolitan Transportation Authority, NY, Green Bonds, 0.00%, 11/15/32	575	335,271
Metropolitan Transportation Authority, NY, Green Bonds, 0.00%, 11/15/33	4,400	2,456,696
Mid-Bay Bridge Authority, FL, 5.00%, 10/1/30	2,050	2,180,483
Mid-Bay Bridge Authority, FL, 5.00%, 10/1/35	5,000	5,251,600
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.125%, 1/1/34	5,000	5,105,700
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.00%, 6/15/44	3,200	3,160,224
New Jersey Turnpike Authority, 5.00%, 1/1/48(4)	5,000	5,696,700
New Orleans Aviation Board, LA, (North Terminal Project), (AMT), 5.00%, 1/1/35	2,000	2,187,620
New Orleans Aviation Board, LA, (North Terminal Project), (AMT), 5.00%, 1/1/43	1,500	1,646,430
New York Thruway Authority, 4.00%, 1/1/50	8,670	8,878,774
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/41	1,705	1,740,788
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/46	7,730	7,837,215
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.25%, 1/1/50	7,520	7,688,373
Niagara Frontier Transportation Authority, NY, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/28	470	519,002
North East Texas Regional Mobility Authority, 5.00%, 1/1/41	5,250	5,368,702
North Texas Tollway Authority, Prerefunded to 9/1/21, 5.50%, 9/1/41(4)	10,000	10,622,200
Osceola County, FL, (Osceola Parkway), 5.00%, 10/1/44	2,000	2,266,100
Osceola County, FL, (Osceola Parkway), 5.00%, 10/1/49	2,500	2,819,700
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	5,495	5,867,286
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	215	220,612
Port Authority of New York and New Jersey, (AMT), 4.00%, 9/1/33(4)	12,080	12,469,338
Port Authority of New York and New Jersey, (AMT), 4.00%, 9/15/43	3,640	3,670,685
Port Authority of New York and New Jersey, (AMT), 4.50%, 4/1/37(4)	10,000	10,259,300
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/35	4,050	4,529,277
San Joaquin Hills Transportation Corridor Agency, CA, 5.00%, 1/15/44	10,000	10,586,200

Security	Principal Amount (000’s omitted)	Value
San Jose, CA, Airport Revenue, (AMT), 5.00%, 3/1/24	$2,135	$2,192,431
South Jersey Transportation Authority, 5.00%, 11/1/32	2,250	2,333,160
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	3,685	3,701,509
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 4.00%, 12/31/38	900	881,397
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 4.00%, 12/31/39	305	297,238
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 5.00%, 12/31/36	375	408,964
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%, 6/30/58	11,865	12,414,231
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/42	16,430	17,036,760
Texas Transportation Commission, (State Highway System), 0.00%, 8/1/36	550	264,765
Texas Transportation Commission, (State Highway System), 0.00%, 8/1/46	2,500	697,325
Virginia Small Business Financing Authority, (Transform 66 P3 Project), (AMT), 5.00%, 12/31/52	2,500	2,516,275

		$259,515,639

Water and Sewer — 3.2%
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	$3,185	$3,389,796
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	3,355	3,562,708
Detroit, MI, Water Supply System, Prerefunded to 7/1/21, 5.25%, 7/1/41	13,100	13,641,161
Los Angeles Department of Water and Power, CA, Water System Revenue, (SPA: Citibank, N.A.), 0.12%, 7/1/35(5)	14,000	14,000,000
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/33	1,905	2,078,869
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/44	1,905	1,964,531

		$38,637,065

Total Tax-Exempt Municipal Securities — 95.4% (identified cost $1,144,762,651)		$1,147,472,607

Taxable Municipal Securities — 5.7%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.0%(1)
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(2)	$155	$38,686

		$38,686

Escrowed/Prerefunded — 1.1%
Chicago, IL, Prerefunded to 1/1/25, 7.75%, 1/1/42	$10,316	$13,156,511

		$13,156,511

General Obligations — 1.1%
Atlantic City, NJ, 7.50%, 3/1/40	$5,440	$7,961,005
Chicago Board of Education, IL, 5.182%, 12/1/21(7)	325	328,270
Chicago, IL, 7.75%, 1/1/42	4,356	4,858,377

		$13,147,652

Security	Principal Amount (000’s omitted)	Value
Hospital — 1.1%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$12,750	$13,338,157

		$13,338,157

Insured-General Obligations — 0.6%
Detroit, MI, (AMBAC), 5.15%, 4/1/25	$7,679	$7,570,622

		$7,570,622

Senior Living/Life Care — 0.7%
St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), 5.50% to 8/1/24 (Put Date), 8/1/44	$7,495	$7,333,857
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 12.50%, 3/15/23(3)	235	297,729

		$7,631,586

Special Tax Revenue — 0.4%
Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands), 4.80%, 3/1/36	$1,150	$1,168,101
Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands), 5.25%, 3/1/31	2,570	2,669,562
St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 5.00%, 10/1/35	600	593,580

		$4,431,243

Transportation — 0.7%
New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28(7)	$7,375	$8,605,224

		$8,605,224

Total Taxable Municipal Securities — 5.7% (identified cost $61,068,688)		$67,919,681

Corporate Bonds & Notes — 2.4%

Security	Principal Amount (000’s omitted)	Value
Hospital — 1.7%
Boston Medical Center Corp., 4.581%, 7/1/47	$4,165	$3,728,322
CommonSpirit Health, 3.347%, 10/1/29	2,955	2,920,253
Harnett Health System, Inc., 4.25% to 4/1/25 (Put Date), 4/1/32	4,040	3,969,300
Montefiore Obligated Group, 4.287%, 9/1/50	11,260	9,578,467

		$20,196,342

Other Revenue — 0.7%
Morongo Band of Mission Indians, 7.00%, 10/1/39(3)	$7,980	$9,101,988

		$9,101,988

Total Corporate Bonds & Notes — 2.4% (identified cost $30,400,000)		$29,298,330

Security	Principal Amount (000’s omitted)	Value
Total Investments — 103.5% (identified cost $1,236,231,339)		$1,244,690,618

Other Assets, Less Liabilities — (3.5)%		$(42,465,781)

Net Assets — 100.0%		$1,202,224,837

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At April 30, 2020, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	13.7%
Illinois	12.5%
New York	12.3%
Others, representing less than 10% individually	65.0%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At April 30, 2020, 11.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 3.9% of total investments.

(1)	Amount is less than 0.05%.

(2)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2020, the aggregate value of these securities is $113,117,791 or 9.4% of the Fund’s net assets.

(4)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(5)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at April 30, 2020.

(6)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.

(7)

Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Depreciation
Interest Rate Futures
U.S. 10-Year Treasury Note	(175)	Short	6/19/20	$(24,335,938)	$(1,110,525)
U.S. Long Treasury Bond	(112)	Short	6/19/20	(20,275,500)	(1,673,241)

					$(2,783,766)

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

LOC	-	Letter of Credit

NPFG	-	National Public Finance Guarantee Corp.

SPA	-	Standby Bond Purchase Agreement

At April 30, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$1,147,472,607	$—	$1,147,472,607
Taxable Municipal Securities	—	67,919,681	—	67,919,681
Corporate Bonds & Notes	—	29,298,330	—	29,298,330
Total Investments	$—	$1,244,690,618	$—	$1,244,690,618

Liability Description
Futures Contracts	$(2,783,766)	$—	$—	$(2,783,766)
Total	$(2,783,766)	$—	$—	$(2,783,766)

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.